Significant accounting policies, Effect of LIBOR Reform, Financial Instruments Not Yet Transistioned to RFRs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Hedging instruments [Abstract]
Assets	$ 1,490,073	$ 1,190,527
Liabilities	6,658,891	6,020,060
Derivatives [Member]
Hedging instruments [Abstract]
Assets	1,559	$ 5,230
Cash Flow Hedge [Member]
Hedging instruments [Abstract]
Nominal repayment	618,806
Assets	0
Liabilities	105,742
Changes in fair value used for calculating hedge ineffectiveness	36,172
Cash Flow Hedge [Member] | Derivatives [Member]
Hedging instruments [Abstract]
Changes in fair value used for calculating hedge ineffectiveness	36,172
Cash Flow Hedge [Member] | Interest Rate Swap [Member]
Hedging instruments [Abstract]
Nominal repayment	618,806
Assets	0
Liabilities	$ 105,742